Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid service fees	¥ 68,913		¥ 45,415
Staff advances	20,067		11,125
Interest receivable	17,052
Prepaid rental expenses (Note a)			63,134
Others	11,116		8,964
Prepaid expenses and other current assets	¥ 117,148	$ 16,827	¥ 128,638